Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 24, 2012
Entity Registrant Name	CERES VENTURES, INC.
Entity Central Index Key	0001002422
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Oct. 13, 2010
Current assets
Cash	$ 28,520	$ 113,937	$ 215,838	$ 127,000
Prepaid expenses	3,545
Total current assets	32,065	113,937		127,000
Intangible assets	64,551	51,054		14,000
Total assets	96,616	164,991		141,000
Current liabilities
Accounts payable	57,209	120,378
Accounts payable - related party	82,968	290,242		50,666
Advances from investors				99,000
Convertible note payable	50,000	100,000
Accrued interest on convertible note payable	4,518	5,240
Accrued payroll liabilities	30,277	30,277
Promissory note payable	12,000
Accrued interest on promissory note payable	1,709
Total current liabilities	238,681	546,137		149,666
Long-term liabilities
Promissory note payable		12,000		12,000
Convertible note payable, net of unamortized discount	117,217
Accrued interest on convertible notes payable	26	1,187		189
Total liabilities	355,924	559,324		161,855
Commitments and contingencies
Stockholders' deficit
Preferred stock; $0.25 par value, 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.00001 par value; 2,000,000,000, shares authorized	854	850		603
Additional paid-in capital	551,381	227,273		29,397
Deficit accumulated during the development stage	(811,543)	(622,456)		(50,855)
Total stockholders' deficit	(259,308)	(394,333)		(20,855)
Total liabilities and stockholders' deficit	$ 96,616	$ 164,991		$ 141,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value	$ 0.25	$ 0.25	$ 0.25
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	85,501,557	85,031,557	60,300,000
Common stock, shares outstanding	85,501,557	85,031,557	60,300,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues
COSTS AND OPERATING EXPENSES
Research and development	(8,439)	40,737		20,153	81,474	201,553	201,553	221,706
Investor relations and marketing	4,178	1,437		10,750	4,172	20,303	20,303	31,053
Director and management fees	36,028	34,170		72,011	59,179	138,210	138,210	210,221
Professional fees	39,001	68,887	43,925	63,188	112,100	169,300	213,225	276,413
Travel, office and facilities expenses	18,094	15,109	6,741	20,152	24,866	41,167	47,908	68,060
Costs and operating expenses	88,862	160,340	50,666	186,254	281,791	570,533	621,199	807,453
LOSS FROM OPERATIONS	(88,862)	(160,340)	(50,666)	(186,254)	(281,791)	(570,533)	(621,199)	(807,453)
OTHER EXPENSE
Interest expense	1,270	247	189	2,833	487	1,068	1,257	4,090
Total other expense	1,270	247	189	2,833	487	1,068	1,257	4,090
LOSS BEFORE INCOME TAX	(90,132)	(160,587)	(50,855)	(189,087)	(282,278)	(571,601)	(622,456)	(811,543)
INCOME TAX PROVISION								0
NET LOSS	$ (90,132)	$ (160,587)	$ (50,855)	$ (189,087)	$ (282,278)	$ (571,601)	$ (622,456)	$ (811,543)
NET LOSS PER COMMON SHARE - Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)
Weighted Average Shares Outstanding	85,064,909	71,309,351		85,048,233	66,544,475	68,465,720	60,300,000

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Balance					$ (394,333)	$ (20,855)	$ (20,855)
Balance, shares					85,031,557	60,300,000	60,300,000
Issuance of common stock at $0.00033 per share on October 14, 2010			20,000
Issuance of common stock at $0.00033 per share on October 14, 2010, shares				335,000
Issuance of Units at $0.033 per share on October 14, 2010			10,000
Issuance of Units at $0.033 per share on January 31, 2011							195,500
Issuance of Units at $0.033 per share on March 31, 2011							81,250
Issuance of Units at $0.033 per share on May 10, 2011							18,750
Conversion of accounts payable to common stock on July 1, 2011							28,162
Share based compensation					3,718		18,109
Issuance of common stock at $0.033 per share on December 15, 2011							50,000
Effect of reverse merger recapitalization on December 29, 2011							(451,915)
Conversion of accounts payable to common stock on December 29, 2011							90,682
Conversion of note payable to common stock on December 29, 2011							167,585	167,585	167,585
Issuance of Units at $0.20 per share on June 30, 2012					67,000
Debt discount related to beneficial conversion feature and warrants					253,394
Net loss	(90,132)	(160,587)	(50,855)		(189,087)	(282,278)	(571,601)	(622,456)	(811,543)
Balance	(259,308)		(20,855)	(259,308)	(259,308)		(394,333)	(394,333)	(259,308)
Balance, shares	85,501,557		60,300,000	85,501,557	85,501,557		85,031,557	85,031,557	85,501,557
Common Stock [Member]
Balance					850	603	603
Balance, shares					85,031,557	60,300,000	60,300,000
Issuance of common stock at $0.00033 per share on October 14, 2010			600
Issuance of common stock at $0.00033 per share on October 14, 2010, shares			60,000,000
Issuance of Units at $0.033 per share on October 14, 2010			3
Issuance of Units at $0.033 per share on October 14, 2010, shares			300,000
Issuance of Units at $0.033 per share on January 31, 2011							59
Issuance of Units at $0.033 per share on January 31, 2011, shares							5,865,000
Issuance of Units at $0.033 per share on March 31, 2011							24
Issuance of Units at $0.033 per share on March 31, 2011, shares							2,437,500
Issuance of Units at $0.033 per share on May 10, 2011							6
Issuance of Units at $0.033 per share on May 10, 2011, shares							562,500
Conversion of accounts payable to common stock on July 1, 2011							8
Number of units issued							844,860
Share based compensation					1		3
Share based compensation, shares					135,000		285,000
Issuance of common stock at $0.033 per share on December 15, 2011							15
Issuance of common stock at $0.033 per share on December 15, 2011, shares							1,500,000
Effect of reverse merger recapitalization on December 29, 2011							48
Effect of reverse merger recapitalization on December 29, 2011, shares							4,829,872
Conversion of accounts payable to common stock on December 29, 2011							9
Conversion of accounts payable to common stock on December 29, 2011, shares							906,825
Conversion of note payable to common stock on December 29, 2011							75
Conversion of note payable to common stock on December 29, 2011, shares							7,500,000
Issuance of Units at $0.20 per share on June 30, 2012					3
Issuance of Units at $0.20 per share on June 30, 2012, shares					335,000
Debt discount related to beneficial conversion feature and warrants
Net loss
Balance	854		603	854	854		850	850	854
Balance, shares	85,501,557		60,300,000	85,501,557	85,501,557		85,031,557	85,031,557	85,501,557
Additional Paid-in Capital [Member]
Balance					227,273	29,397	29,397
Issuance of common stock at $0.00033 per share on October 14, 2010			19,400
Issuance of Units at $0.033 per share on October 14, 2010			9,997
Issuance of Units at $0.033 per share on January 31, 2011							195,441
Issuance of Units at $0.033 per share on March 31, 2011							81,226
Issuance of Units at $0.033 per share on May 10, 2011							18,744
Conversion of accounts payable to common stock on July 1, 2011							28,154
Share based compensation					3,717		18,106
Issuance of common stock at $0.033 per share on December 15, 2011							49,985
Effect of reverse merger recapitalization on December 29, 2011							(451,963)
Conversion of accounts payable to common stock on December 29, 2011							90,673
Conversion of note payable to common stock on December 29, 2011							167,510
Issuance of Units at $0.20 per share on June 30, 2012					66,997
Debt discount related to beneficial conversion feature and warrants					253,394
Net loss
Balance	551,381		29,397	551,381	551,381		227,273	227,273	551,381
Deficit Accumulated during the Development Stage [Member]
Balance					(622,456)	(50,855)	(50,855)
Issuance of common stock at $0.00033 per share on October 14, 2010
Issuance of Units at $0.033 per share on October 14, 2010
Issuance of Units at $0.033 per share on January 31, 2011
Issuance of Units at $0.033 per share on March 31, 2011
Issuance of Units at $0.033 per share on May 10, 2011
Conversion of accounts payable to common stock on July 1, 2011
Share based compensation
Issuance of common stock at $0.033 per share on December 15, 2011
Effect of reverse merger recapitalization on December 29, 2011
Conversion of accounts payable to common stock on December 29, 2011
Conversion of note payable to common stock on December 29, 2011
Issuance of Units at $0.20 per share on June 30, 2012
Debt discount related to beneficial conversion feature and warrants
Net loss			(50,855)		(189,087)		(571,601)
Balance	$ (811,543)		$ (50,855)	$ (811,543)	$ (811,543)		$ (622,456)	$ (622,456)	$ (811,543)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 15, 2011	May 10, 2011	Mar. 31, 2011	Jan. 31, 2011	Oct. 14, 2010
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT [Abstract]
Equity issuance, price per share		$ 0.033				$ 0.00033
Equity issuance, units, price per share	$ 0.2		$ 0.033	$ 0.033	$ 0.033	$ 0.033

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (50,855)	$ (189,087)	$ (282,278)	$ (571,601)	$ (622,456)	$ (811,543)
Adjustments to reconcile net loss to net cash used in operating activities
Share based compensation		3,718	7,679	18,109	18,109	21,827
Amortization of debt discount		77				77
Changes in operating assets and liabilities:
Prepaid expenses		(3,545)				(3,545)
Accounts payable	50,666	100,091	174,763	329,915	380,581	480,672
Accrued interest	189	(174)	(487)	1,068	1,257	1,083
Net cash used in operating activities		(88,920)	(100,323)	(222,509)	(222,509)	(311,429)
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of intangible assets	(14,000)	(13,497)	(7,339)	(37,054)	(51,054)	(64,551)
Net cash used in investing activity	(14,000)	(13,497)	(7,339)	(37,054)	(51,054)	(64,551)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from investors	99,000		(99,000)		99,000	99,000
Proceeds from issuance of promissory note payable	12,000				12,000	12,000
Proceeds from issuance of common stock and warrants	30,000	67,000	295,500	246,500	276,500	343,500
Repayment of convertible note payable		(50,000)				(50,000)
Net cash provided by financing activities	141,000	17,000	196,500	246,500	387,500	404,500
NET CHANGE IN CASH	127,000	(85,417)	88,838	(13,063)	113,937	28,520
CASH
BEGINNING OF PERIOD		113,937	127,000	127,000
END OF PERIOD	127,000	28,520	215,838	113,937	113,937	28,520
NON-CASH INVESTING AND FINANCING ACTIVITIES
Liabilities assumed as part of reverse merger				451,915	451,915	451,915
Conversion of accounts payable to common stock				118,845	118,845	118,845
Conversion of convertible note to common stock				167,585	167,585	167,585
Conversion of accounts payable to notes payable		370,688				370,688
Debt discount on notes payable		253,394				253,394
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION
Interest paid		3,086
Income tax paid

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Ceres Ventures, Inc. ("Ceres Ventures", the "Company"), together with its wholly-owned subsidiary, BluFlow Technologies, Inc. ("BluFlow"), is focused on the research, development, and eventual commercialization of emerging next-generation clean technologies for the remediation of polluted water, soil, and air in an environmentally friendly and cost effective manner.

Ceres Ventures, formerly known as PhytoMedical Technologies, Inc., was incorporated in the State of Nevada on July 25, 2001, under the name Enterprise Technologies, Inc. BluFlow was incorporated on October 14, 2010 under the laws of the State of Delaware.

Ceres Ventures Name Change and Reverse Split

On November 21, 2011, PhytoMedical Technologies, Inc. changed its name to Ceres Ventures, Inc. and implemented a one-for-fifty reverse stock split (the "Reverse Split"). The par value and total number of authorized shares were unaffected by the Reverse Split. All shares and per share amounts in these financial statements and notes thereto have been retrospectively adjusted to all periods presented to give effect to the reverse stock split. The Reverse Split was declared effective by the Financial Industry Regulatory Authority on December 12, 2011.

Reverse Merger

On December 29, 2011, Ceres Ventures, a public shell company, and BluFlow entered into an agreement and plan of merger pursuant to which BluFlow became a wholly-owned subsidiary of Ceres Ventures. The merger was accounted for as a reverse-merger and recapitalization and BluFlow is considered the acquirer for accounting purposes and Ceres Ventures the acquired company. The business of BluFlow became the business of Ceres Ventures.

Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and do not include all information and disclosures required by generally accepted accounting principles ("GAAP") in the United States ("U.S."), and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Therefore, this information should be read in conjunction with Ceres Ventures, Inc. financial statements and notes contained in its 2011 Annual Report on Form 10-K. The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of intercompany accounts and transactions. The information furnished herein reflects all adjustment that are, in the opinion of management, necessary for the fair statement of the results for the interim periods reported. All such adjustments are, in the opinion of management, of a normal recurring nature. Operating results for the six month period ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Going Concern

As of June 30, 2012, the Company had cash of $28,520. The Company is a development stage company and does not currently have any commercial products and there is no assurance that it will successfully be able to design, develop, manufacture, or sell any commercial products in the future. The Company has not generated any revenue since inception. The Company had a working capital deficit of $206,616, reported an accumulated deficit of $811,543 as of June 30, 2012, and does not have positive cash flows from operating activities.

During the six month period ended June 30, 2012, the Company raised $67,000 from the sale of its equity securities. The Company is seeking additional financing but has no commitments to obtain any such financing, and there can be no assurance that financing will be available in amounts or on terms acceptable to the Company, if at all. If adequate funds are not available on reasonable terms or at all, it would result in a material adverse effect on the Company's business, operating results, financial condition and prospects. In particular, the Company may be required to delay, reduce the scope of or terminate its research programs, and/or sell rights to its BluFlowTM Treatment System, BluFlowTM Nanoparticles or BluFlowTM AUT.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon the Company obtaining necessary financing to fund ongoing operations. These consolidated financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying consolidated financial statements.

Development Stage Company

The Company is a development stage company. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception have been considered as part of the Company's development stage activities.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period.

The Company's significant estimates and assumptions include the fair value of financial instruments; the carrying value, recoverability and impairment, if any, of long-lived assets, including the values assigned to and the estimated useful lives of intangible assets; income tax rate, income tax provision, deferred tax assets and the valuation allowance of deferred tax assets; and the assumption that the Company is a going concern. Those significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to those estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly reviews its estimates utilizing currently available information, changes in facts and circumstances, their experience and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from these estimates.

Fair Value

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities. The Company has no assets or liabilities valued with Level 1 inputs.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

Fair Value of Financial Instruments

The carrying value of cash, accounts payable, accrued interest, accrued payroll liabilities, approximate their fair value because of the short-term nature of these instruments and their liquidity. Due to conversion features and other terms, it is not practical to estimate the fair value of notes payable and convertible notes payable. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. As of June 30, 2012 and December 31, 2011, the Company had no cash equivalents.

Intangible Assets

Intangible assets include license agreements and related patent costs. The Company has entered into a license agreement whereby it has been assigned the exclusive rights to certain licensed materials used in its products. The Company capitalizes the rights to the licensed materials and amortizes such costs over their estimated useful life which is consistent with the life of the patents underlying the license agreements.

As of June 30, 2012, the Company had $64,551 of intangible assets on the Consolidated Balance Sheet representing the costs for a license agreement, patent usage rights and patent filing costs. These costs were not subject to amortization as the patents are pending.

Impairment of Long-Lived Assets

Intangible assets are evaluated and reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the carrying amount exceeds the fair value of the assets.

An impairment loss is recognized equal to the amount to that excess. Such analyses necessarily involve significant judgment.

The Company determined there was no impairment of long-lived assets for the period ended June 30, 2012, and the year ended December 31, 2011.

Research and Development Costs

Research and development costs are charged to expense when incurred. Research and development includes costs such as contracted research and license agreement fees with no alternative future use, supplies and materials, salaries and employee benefits, equipment depreciation, allocation of various corporate costs, and amortization of intangible assets.

Stock-Based Compensation

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk free interest rates.

Loss Per Share

The computation of basic net income (loss) per common share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net income (loss) per common share is based on the weighted average number of shares used in the basic net income (loss) per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. See "Note 2. Loss Per Share" for further discussion.

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized.

The Company recognizes income taxes on an accrual basis based on tax positions taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense. Since our inception, no such interest or penalties have been incurred.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

NOTE 1. NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Ceres Ventures, Inc. ("Ceres Ventures", "the Company"), together with its wholly owned subsidiaries, BluFlow Technologies, Inc. ("BluFlow") and Nascent Water Technologies Inc. ("Nascent"), is focused on the research, development, and eventual commercialization of emerging next-generation clean technologies for the remediation of polluted water, soil, and air in an environmentally friendly and cost effective manner.

Ceres Ventures, formerly known as PhytoMedical Technologies, Inc., was incorporated in the State of Nevada on July 25, 2001 under the name Enterprise Technologies, Inc. BluFlow was incorporated on October 14, 2010 under the laws of the State of Delaware. Nascent was incorporated on October 10, 2010 under the laws of the State of California.

BluFlow Reverse Split

On June 10, 2010, BluFlow implemented a one-for-ten reverse share split. The par value and total number of authorized shares were unaffected by the reverse stock split. All share and per share amounts in these financial statements and notes thereto have been retrospectively adjusted to all periods presented to give effect to the reverse stock split.

Ceres Ventures Name Change and Reverse Split

On November 21, 2011, PhytoMedical Technologies, Inc. changed its name to Ceres Ventures, Inc. and implemented a one-for-fifty reverse share consolidation. The par value and total number of authorized shares were unaffected by the reverse stock split. All shares and per share amounts in these financial statements and notes thereto have been retrospectively adjusted to all periods presented to give effect to the reverse stock split. The Reverse Split was declared effective by the Financial Industry Regulatory Authority ("FINRA") on December 12, 2011.

Reverse Merger

On December 29, 2011, Ceres Ventures, a public shell company, and BluFlow entered into an agreement and plan of merger (the "Merger Agreement") pursuant to which BluFlow became a wholly-owned subsidiary of Ceres Ventures as more fully described in Note 2. The Merger is being accounted for as a reverse-merger and recapitalization and BluFlow is considered the acquirer for accounting purposes and Ceres Ventures the acquired company. The business of BluFlow became the business of Ceres Ventures.

Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC").

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries after elimination of all material intercompany accounts, transactions, and profits. The consolidated financial statements include the accounts of Ceres Ventures as of the date of the reverse merger, and its wholly owned subsidiaries, BluFlow and Nascent.

Going Concern

The Company is a development stage company, and does not currently have any commercial products and there is no assurance that it will successfully be able to design, develop, manufacture, or sell any commercial products in the future. The Company has not generated any revenue since inception. The Company has an accumulated deficit of $622,456 as of December 31, 2011, and does not have positive cash flows from operating activities. As of December 31, 2011, the Company had cash of $113,937.

The Company will remain engaged in research and product development activities at least through December 31, 2012. Based upon its current and near term anticipated level of operations and expenditures, the Company believes that, absent any modification or expansion of its existing research, development and testing activities, cash on hand should be sufficient to enable it to continue operations through June 30, 2012.

Currently, the Company is seeking additional financing but has no commitments to obtain any such financing, and there can be no assurance that financing will be available in amounts or on terms acceptable to the Company, if at all. If adequate funds are not available on reasonable terms or at all, it would result in a material adverse effect on the Company's business, operating results, financial condition and prospects. In particular, the Company may be required to delay, reduce the scope of or terminate its research programs, sell rights to its BluFlow™ Treatment Systems, BluFlow™ Nanoparticles or BluFlow™ AUT.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon achieving a profitable level of operations and on the ability of the Company to obtain necessary financing to fund ongoing operations. These consolidated financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying consolidated financial statements.

Reverse Merger

On December 29, 2011, Ceres Ventures entered into an agreement and plan of merger with its newly organized wholly-owned subsidiary, Ceres Ventures Acquisition Corp. ("CVA"), a Delaware corporation, and BluFlow. Pursuant to the merger agreement CVA merged with and into BluFlow, with BluFlow remaining as the surviving corporation and a wholly-owned subsidiary of the Company (the "Reverse Merger"). The former stockholders of BluFlow received shares of the Company that constituted a majority of the outstanding shares.

The Reverse Merger has been accounted for as a reverse acquisition under which BluFlow was considered the acquirer of Ceres Ventures. As such, the financial statements of BluFlow are treated as the historical financial statements of the combined company, with the results of Ceres Ventures being included from December 29, 2011.

As a result of the Reverse Merger with Ceres Ventures, historical common stock amounts and additional paid in capital have been retroactively adjusted. See Note 2 for additional discussion of the Reverse Merger and the conversion ratio.

Development Stage Company

The Company is a development stage company. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception have been considered as part of the Company's development stage activities.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period.

The Company's significant estimates and assumptions include the fair value of financial instruments; the carrying value, recoverability and impairment, if any, of long-lived assets, including the values assigned to and the estimated useful lives of intangible assets; income tax rate, income tax provision, deferred tax assets and the valuation allowance of deferred tax assets; and the assumption that the Company is a going concern. Those significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to those estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly reviews its estimates utilizing currently available information, changes in facts and circumstances, their experience and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from these estimates.

Fair Value

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities. The Company has no assets or liabilities valued with Level 1 inputs.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

Fair Value of Financial Instruments

The carrying value of cash, accounts payable, accrued interest, accrued payroll liabilities, and notes payable approximate their fair value because of the short-term nature of these instruments and their liquidity. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. As of December 31, 2011 and 2010, the Company had no cash equivalents.

Intangible Assets

Intangible assets include license agreements and related patent costs. The Company has entered into a license agreement whereby it has been assigned the exclusive rights to certain licensed materials used in its products. The Company capitalizes the rights to the licensed materials and amortizes such costs over their estimated useful life which is consistent with the life of the patents underlying the license agreements.

As of December 31, 2011, the Company had $51,054 of intangible assets on the Consolidated Balance Sheet representing the costs for a license agreement and patent usage rights. These costs were not subject to amortization as the patents are pending.

Impairment of Long-Lived Assets

Intangible assets are evaluated and reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the carrying amount exceeds the fair value of the assets. An impairment loss is recognized equal to the amount to that excess. Such analyses necessarily involve significant judgment.

The Company determined there was no impairment of long-lived assets for the year ended December 31, 2011 and the period from October 14, 2010 (inception) to December 31, 2010.

Research and Development Costs

Research and development costs are charged to expense when incurred. Research and development includes costs such as contracted research and license agreement fees with no alternative future use, supplies and materials, salaries and employee benefits, equipment depreciation and allocation of various corporate costs, and amortization of intangible assets.

Stock-Based Compensation

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk free interest rates.

Loss Per Share

The computation of basic net income (loss) per common share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net income (loss) per common share is based on the weighted average number of shares used in the basic net income (loss) per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. See "Note 3. Loss Per Share" for further discussion.

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized. Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense. Since our inception, no such interest or penalties have been incurred.

The Company recognizes income taxes on an accrual basis based on tax positions taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

REVERSE MERGER	12 Months Ended
Dec. 31, 2011
REVERSE MERGER [Abstract]
REVERSE MERGER

NOTE 2. REVERSE MERGER

On December 29, 2011, the Effective Date of the Reverse Merger, each share of BluFlow common stock, par value $0.0001 per share, that was outstanding immediately prior to the Effective Date was converted into the right to receive three (3) shares of the Company's common stock, par value $0.00001. Accordingly, the Company issued to the former holders of BluFlow common stock, in consideration of their capital stock of BluFlow, an aggregate of 71,794,860 shares of the Company's common stock representing approximately 84% of the Company's issued and outstanding shares of common stock, without giving effect to the exercise of outstanding Exchange Warrants or Exchange Options, as defined and described below, but after giving effect to Debt Conversions, as defined and described below.

On December 29, 2011, the Company exchanged with BluFlow stockholders who were also holders of common stock purchase warrants to purchase up to an aggregate of 1,527,500 shares of BluFlow common stock at an initial price of $0.50 per share, substantially identical warrants to purchase up to 4,582,500 shares of the Company's common stock at an initial exercise price of $0.16 per share (the "Exchange Warrants"). The expiration date of each Exchange Warrant is substantially identical to the BluFlow warrant for which it was exchanged, December 31, 2012. The exercise price of the Exchange Warrants and the number of shares issuable upon the exercise of the warrants are subject to proportional adjustment in the event of stock splits, dividends, recapitalizations or similar transactions.

On December 29, 2011, the Company exchanged with holders of BluFlow stock options who held options to purchase, subject to the holders meeting certain vesting milestones, up to an aggregate of 120,000 shares of BluFlow common stock at an exercise price of $0.25 per share, substantially identical options to purchase up to 360,000 shares of the Company's common stock at an initial exercise price of $0.083 per share (the "Exchange Options"). The exercise price of the Exchange Options and the number of shares issuable upon the exercise of the options are subject to proportional adjustment in the event of stock splits, dividends, recapitalizations or similar transactions.

On December 29, 2011, each pre-merger issued and outstanding share of capital stock of Ceres Ventures was converted into and become one fully paid and nonassessable share of common stock of the Company for a total of 4,829,872 shares of common stock. Additionally, Ceres Ventures had outstanding prior to the merger 400,000 shares of Series B Common Stock Purchase Warrants which remained outstanding after the merger with the same terms and conditions.

As part of the Merger, the Company assumed $451,915 in Ceres Ventures pre-merger liabilities as follows:

Liabilities Assumed	Balance at 12/29/2011
Accounts payable	$58,201
Accrued payroll liabilities - see Note 7	30,277
Convertible note payable and accrued interest - see Note 6	105,170
Liabilities converted to stock at merger date (see below)	258,267
$451,915

On December 29, 2011, as a precondition to the Reverse Merger, the Company entered into the Rayat Settlement Agreement pursuant to which Mr. Rayat, our former Chief Financial Officer, director, and majority stockholder, was issued 7,500,000 shares of the Company's common stock as payment in full of the principal amount of the Rayat Convertible Note. Pursuant to the terms of the Rayat Settlement Agreement, Mr. Rayat agreed to forgive all accrued and unpaid interest due him under the Rayat Convertible Note. The carrying value of the note payable and interest was $167,584 at the time of conversion.

On December 29, 2011, as a precondition to the Reverse Merger, the Company entered into the Sidhu Settlement Agreement, pursuant to which Mr. Sidhu, a director of the Company, was issued 30,000 shares of the Company's common stock as payment in full for $3,000 of director compensation owed him.

On December 29, 2011, as a precondition to the Reverse Merger, the Company entered into the S&C Settlement Agreement, pursuant to which Mr. Sierchio, a director of the Company and a managing partner of Sierchio & Company, LLP was issued 876,825 shares of the Company's common stock as payment in full of the accrued but unpaid legal fees of $87,682 due to Sierchio & Company, LLP.

LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
LOSS PER SHARE [Abstract]
LOSS PER SHARE

NOTE 2. LOSS PER SHARE

Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period.

Diluted net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common and dilutive common equivalent shares outstanding during the period.

The computation of loss per share for the three and six month periods ended June 30, 2012 and 2011, excludes the following potentially dilutive securities because their inclusion would be anti-dilutive: 360,000 and nil, respectively of stock options; 6,750,000 and 4,582,500, respectively, of warrants outstanding; and 3,815,909 and nil, respectively, of shares of common stock (equivalent common shares) from convertible notes payable and accrued interest issued.

The loss per share is as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Numerator - net loss	$(90,132)	$(160,587)	$(189,087)	$(282,278)

Denominator for basic loss per share - weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475
Dilutive effective of common equivalent shares	-	-	-	-
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475

Net loss per share
Basic	$(0.00)	$(0.00)	$(0.00)	$(0.00)
Diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)

NOTE 3. LOSS PER SHARE

Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common and dilutive common equivalent shares outstanding during the period.

The computation of loss per share for the year ended December 31, 2011 and for the period from October 14, 2010 (Inception) through December 31, 2010 excludes the following potentially dilutive securities because their inclusion would be anti-dilutive: 360,000 and nil, respectively, of stock options issued during those periods; 4,982,500 and 150,000, respectively, of warrants outstanding in each of those periods; and 210,480 and nil, respectively, of shares of common stock (equivalent common shares) from convertible notes payable and accrued interest issued.

The loss per share is as follows:

	Year Ended December 31, 2011	Period Ended December 31, 2010
Numerator - net loss	$(571,601)	$(50,855)
Denominator for basic loss per share - weighted average shares outstanding	68,465,720	60,300,000
Dilutive effective of shares issuable under warrants	-	-
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	68,465,720	60,300,000
Net loss per share
Basic	$(0.01)	$(0.00)
Diluted	$(0.01)	$(0.00)

SPONSORED RESEARCH AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SPONSORED RESEARCH AGREEMENT [Abstract]
SPONSORED RESEARCH AGREEMENT

NOTE 3. SPONSORED RESEARCH AGREEMENT

Applied Power Concepts, Inc.

On July 7, 2011, the Company entered into a services agreement (the "Services Agreement") with Applied Power Concepts, Inc. ("APC") and additional ancillary agreements pursuant to which APC assists the Company in the development of the patent pending BluFlow TM Treatment System, which incorporates the BluFlow TM Nanoparticles and BluFlow TM AUT, as well as research and development to determine additional applications for the BluFlow TM Nanoparticles. Pursuant to the terms of the Services Agreement any technologies developed by APC for the Company, including any patents arising therefrom, belong to the Company. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

Payment under the Services Agreement is based upon time and materials and includes a bonus of stock options to purchase the Company's common stock with vesting based on performance milestones. The Services Agreement can be terminated at any time by either party.

NOTE 4. SPONSORED RESEARCH AGREEMENT

University of California, Santa Barbara

On December 9, 2010, the Company entered into the sponsored Research Agreement with the University of California, Santa Barbara ("UCSB") providing for the continuing development of the UCSB Nanoparticles. The research agreement was effective for the period January 1, 2011 through December 31, 2014. The terms of the agreement were on a "cost reimbursement" basis. The agreement could be terminated by either party, without cause, with a 60-day written notice. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

On October 24, 2011, the Company provided a 60-day written termination notice to UCSB as management believes it can further the research and development of the technology on a more cost effective manner than UCSB.

Applied Power Concepts, Inc.

On July 7, 2011, the Company entered into a services agreement (the "Services Agreement") with Applied Power Concepts, Inc. ("APC") and additional ancillary agreements pursuant to which APC assists the Company in the development of the patent pending BluFlow™ Treatment System, which incorporates the BluFlowTM Nanoparticles and BluFlowTM AUT, as well as research and development to determine additional applications for the BluFlowTM Nanoparticles. Pursuant to the terms of the Services Agreement any technologies developed by APC for the Company, including any patents arising therefrom, belong to the Company. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

Payment under the Services Agreement is based upon time and materials and includes a bonus of stock options to purchase the Company's common stock with vesting based on performance milestones. The Services Agreement can be terminated at any time by either party.

LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2011
LICENSE AGREEMENT [Abstract]
LICENSE AGREEMENT

NOTE 5. LICENSE AGREEMENT

On October 11, 2011, the Company entered into the License Agreement with UCSB pursuant to which the Company obtained a worldwide exclusive license to market and sell the UCSB Nanoparticles. The License Agreement includes an execution fee and non-refundable and non-cancellable royalty payments over the life of the patents. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

CONVERTIBLE NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 4. CONVERTIBLE NOTE PAYABLE

On May 20, 2011, Ceres Ventures issued a one year convertible promissory note in the amount of $100,000 to Mr. Jeet Sidhu (the "Sidhu Convertible Note"), one of Ceres Ventures' non-employee directors. The Sidhu Convertible Note bears interest at the rate of 8.5% per annum, which interest is accrued and payable on the maturity date of the Sidhu Convertible Note. As long as the Sidhu Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the Sidhu Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of our common stock equal to the amount of the converted indebtedness divided by $0.50 per share (after giving effect to the Reverse Split). In the event of default, as defined in the Sidhu Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder. The issuance of the Sidhu Convertible Note did not result in a beneficial conversion feature.

Pursuant to an amendment dated December 29, 2011, the Sidhu Convertible Note is payable as follows: (a) $50,000 plus accrued and unpaid interest thereon on or before January 31, 2012 and (b) the balance of $50,000 plus accrued and unpaid interest thereon on or before April 30, 2012. On January 31, 2012, the Company made the first $50,000 installment payment plus accrued interest on that amount according to the terms of the amended agreement for a total payment of $53,086. On April 29, 2012, the Company and Mr. Sidhu entered into Amendment No. 3 related to the Sidhu Convertible Note modifying the principal and interest payment date from April 30, 2012 to June 30, 2012. At June 30, 2012, the Company did not have the cash on hand to pay the outstanding principal of $50,000 and accrued interest of $4,518. In accordance with the terms of the promissory note, the interest rate will increase to 10% per annum beginning July 1, 2012.

For the three and six month ended June 30, 2012, the Company recorded $1,059 and $2,363 for interest expense related to this convertible note payable.

NOTE 6. CONVERTIBLE NOTE PAYABLE

On May 20, 2011, Ceres Ventures issued a one year convertible promissory note in the amount of $100,000 to Mr. Jeet Sidhu (the "Sidhu Convertible Note"), one of Ceres Ventures' non-employee directors. The Sidhu Convertible Note bears interest at the rate of 8.5% per annum, which interest is accrued and payable on the maturity date of the Sidhu Convertible Note. As long as the Sidhu Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the Sidhu Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of our common stock equal to the amount of the converted indebtedness divided by $0.50 per share (after giving effect to the Reverse Split). In the event of default, as defined in the Sidhu Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder. The issuance of the Sidhu Convertible Note did not result in a beneficial conversion feature.

Pursuant to an amendment dated December 29, 2011, the Sidhu Convertible Note is payable as follows: (a) $50,000 plus accrued and unpaid interest thereon on or before January 31, 2012 and (b) the balance of $50,000 plus accrued and unpaid interest thereon on or before April 30, 2012.

At December 31, 2011, accrued interest on the Sidhu Convertible Note was $5,240.

On January 31, 2012, we made the first $50,000 installment payment plus accrued interest on that amount according to the terms of the amended agreement for a total payment of $53,086.

ACCRUED PAYROLL LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED PAYROLL LIABILITIES [Abstract]
ACCRUED PAYROLL LIABILITIES

NOTE 7. ACCRUED PAYROLL LIABILITIES

On March 15, 2010, Mr. Greg Wujek tendered his resignation as Ceres Ventures' President and Chief Executive Officer ("CEO"). On June 17, 2010, Mr. Wujek tendered his resignation as one of Ceres Ventures' directors. As of his resignation date as the Company's President and CEO, the Company owed Mr. Wujek $30,277 for salary and related payroll taxes earned, but not paid. Management intends to repay Mr. Wujek in full when it has the capital resources to do so. Mr. Wujek has not made any demand for payment.

CONVERTIBLE PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PROMISSORY NOTE [Abstract]
PROMISSORY NOTE

NOTE 5. CONVERTIBLE PROMISSORY NOTES

S&C Convertible Note

On June 30, 2012, the Company entered into a debt restructuring agreement (the "S&C Restructuring Agreement") with Sierchio & Company, LLP ("S&C"), to restructure the $225,688 owed to S&C for legal services rendered to the Company from inception through June 30, 2012, and issued a convertible promissory note in the amount of $225,688 to S&C (the "S&C Convertible Note"). The S&C Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the S&C Convertible Note, December 31, 2013. As long as the S&C Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the S&C Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of our common stock equal to the amount of the converted indebtedness divided by $0.10 per share. In the event of default, as defined in the S&C Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder.

Pursuant to the terms of the S&C Restructuring Agreement, the Company issued S&C a Series E Stock Purchase Warrant (the "Series E Warrant") allowing the holder to purchase up to 1,000,000 shares of the Company's common stock at a purchase price of $0.10 per share through December 31, 2016. The Series E Warrant includes a "cashless exercise" provision. Mr. Joseph Sierchio, a non-employee director and a major shareholder of the Company, is the managing partner of S&C.

The Company first allocated the fair value of the liability between the S&C Convertible Note and the Series E Warrants based upon their relative fair values. The estimated fair value of the Series E Warrants issued with the note of $97,869 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $0.10 per share; estimated volatility - 216.5%; risk free interest rate - 0.72%; expected dividend rate - 0% and expected life - 4.5 years. This resulted in allocating $68,266 to the Series E Warrants and $157,422 to the S&C Convertible Note.

The intrinsic value of the beneficial conversion feature was computed as the difference between the fair value of the common stock issuable upon conversion of the note and the total price to convert based on the effective conversion price. The calculated intrinsic value was $68,266. The resulting $68,266 discount to the note is being accreted over the 18 month term of the note using the effective interest method.

During the three months ended June 30, 2012, the Company recognized $17 of interest expense related to this S&C Convertible Note and $42 of accretion related to the debt discount. The remaining debt discount of $136,490 will be amortized through December 31, 2013.

Strategic Convertible Note

On June 30, 2012, the Company entered into a debt restructuring agreement (the "Strategic Restructuring Agreement") with Strategic Edge, LLC ("Strategic"), to restructure the $145,000 owed to Strategic for consulting services rendered to the Company from January 1, 2011 through June 30, 2012, and issued a convertible promissory note in the amount of $145,000 to Strategic (the "Strategic Convertible Note"). The Strategic Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the Strategic Convertible Note, December 31, 2013. As long as the Strategic Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the Strategic Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of the Company's common stock equal to the amount of the converted indebtedness divided by $0.10 per share. In the event of default, as defined in the Strategic Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder.

Pursuant to the terms of the Strategic Restructuring Agreement, the Company issued Strategic a Series E Warrant allowing the holder to purchase up to 1,000,000 shares of the Company's common stock at a purchase price of $0.10 per share through December 31, 2016. The Series E Warrant includes a "cashless exercise" provision.

Mr. Meetesh Patel, the Company's President and Chief Executive Officer, an employee director and a major shareholder of the Company's, is the sole shareholder of Strategic.

The Company first allocated the fair value of the liability between the Strategic Convertible Note and the Series E Warrants based upon their relative fair values. The estimated fair value of the Series E Warrants issued with the Strategic Convertible Note of $97,869 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $0.10 per share; estimated volatility - 216.5%; risk free interest rate - 0.72%; expected dividend rate - 0% and expected life - 4.5 years. This resulted in allocating $58,431 to the Series E Warrants and $86,569 to the Strategic Convertible Note.

The intrinsic value of the beneficial conversion feature was computed as the difference between the fair value of the common stock issuable upon conversion of the Strategic Convertible Note and the total price to convert based on the effective conversion price. The calculated intrinsic value was $58,431. The resulting $58,431 discount to the Strategic Convertible Note is being accreted over the 18 month term of the Strategic Convertible Note using the effective interest method.

During the three months ended June 30, 2012, the Company recognized $9 of interest expense related to the Strategic Convertible Note and $35 of accretion related to the debt discount. The remaining debt discount of $116,981 will be amortized through December 31, 2013.

NOTE 8. PROMISSORY NOTE

On October 20, 2010, the Company identified and obtained the exclusive right to license certain highly specialized magnetized nanoparticles, initially developed at UCSB for, among other things, potential water treatment applications and solutions. These highly specialized magnetized nanoparticles are the subject of three patent applications. BluFlow obtained the option for the exclusive license rights from Appeal Capital Corp. ("Appeal"), a privately held corporation controlled by the president of the Company and a director. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

Consideration given to Appeal for the license rights was $12,000 which was paid through the issuance of a promissory note. The note bears interest of 8% per annum and is compounded quarterly. In the event of default, the interest rate shall increase to 18% per annum and be due on demand.

On October 11, 2011, we entered into an Exclusive License Agreement with UCSB to exclusively license the technologies. For further details of the license agreement refer to Note 6 - License Agreement.

During the year end December 31, 2011, we recorded interest expense of $998 related to this promissory note payable. At December 31, 2011, accrued interest related to the promissory note payable was $1,187.

STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' DEFICIT [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 6. STOCKHOLDERS' DEFICIT

Common Stock

From February through June 2012, the Company conducted a private placement of units of its securities at a purchase price or $0.20 per unit. Each unit consists of: (i) one share of its common stock, $0.00001 par value per share; and (ii) one-half of one Series D Stock Purchase Warrant (the "Series D Warrants"). Each full Series D Warrant entitles the holder thereof to purchase one additional share of common stock at a price of $0.30 for a period commencing on the date of issuance and terminating on December 31, 2013. As of the termination date of the offering, the Company sold 335,000 units for gross proceeds of $67,000. The Company issued 335,000 shares of its common stock, and Series D Warrants to purchase up to 167,500 shares of common stock at an exercise price of $0.30 per share to the investors having subscribed for the units. The portion of the proceeds allocated to common stock and was $0 and $0, respectively, and was determined using the Black-Scholes model as described below. This offering was conducted in reliance upon exemptions afforded to the Company by, but not limited to, the provisions of Section 4(2) of the 1933 Act and Regulation D as promulgated by the SEC under the 1933 Act.

Warrants

On December 29, 2011, the date of the merger, Ceres Ventures had Series B Stock Purchase Warrants (the "Series B Warrants") outstanding to purchase 400,000 shares of common stock at an exercise price of $1.50 per share. All the Series B Warrants expired on May 19, 2012, unexercised.

As part of the November 2010 - May 2011 private placement, BluFlow issued a total of 4,582,500 Series C Warrants.

As part of the February - June 2012 private placement, Ceres Ventures issued a total of 167,500 Series D Warrants.

On June 30, 2012, pursuant to the terms of the S&C Restructuring Agreement and Strategic Restructuring Agreement, both as discussed further in "Note 9: Convertible Promissory Notes", the Company issued to each of S&C and Strategic a Series E Warrant allowing the each of the holders to purchase up to 1,000,000 shares of the Company's common stock at a purchase price of $0.10 per share through December 31, 2016. The Series E Warrant includes a "cashless exercise" provision.

The Company estimated the fair value of the warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Series C Warrants	Series D Warrants	Series E Warrants
Number of warrants issued	4,582,500	167,500	2,000,000
Exercise price	$0.16	$0.30	$0.10
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.60%	0.23%	0.72%
Expected term (in years)	1.8	1.6	4.5
Expected volatility (*)	152.86%	267.38%	216.50%
Dividend per share	$0	$0	$0
Expiration date	December 31, 2012	December 31, 2013	December 31, 2016

* As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two comparable public companies listed on OTC Markets Group Inc. QB tier engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

The following table summarizes warrant activity during the six months ended June 30, 2012:

	Number of Warrants	Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	4,982,500	$0.27
Expired	(400,000)	$1.50
Granted	2,167,500	$0.12
Outstanding at June 30, 2012	6,750,000	$0.15

NOTE 9. STOCKHOLDERS' DEFICIT

Shares Authorized

The Company's authorized capital consists of 1,000,000 shares of preferred stock, par value $0.25, and 2,000,000,000 shares of common stock, par value of $0.00001. As of December 31, 2011, there were zero shares of preferred stock issued and outstanding and 85,030,982 shares of common stock issued and outstanding.

Common Stock

BluFlow was incorporated on October 14, 2010, with the issuance of 60,000,000 shares of common stock at $0.00033 per share to two investors and the issuance of 300,000 Units at $0.033 per Unit to one investor for total proceeds of $30,000. A Unit equals one share of common stock and a Series C Warrants to purchase one-half share of common stock at an exercise price of $0.16 per share, with an exercise period commencing January 1, 2011 and expiring on December 31, 2012. The portion of the Unit proceeds allocated to common stock and warrants was $8,308 and $1,692, respectively, and was determined using the Black-Scholes model as described below.

From November 2010 through May 2011, we conducted a private placement of up to 60,000,000 units of its securities at a price of $0.033 per unit. Each unit consisted of one share of common stock, $0.00001 par value per share and one-half of one Series C Warrant. Each Series C Warrant entitled the holder to purchase one additional share of common stock at a an exercise price of $0.16 per share, expiring on December 31, 2012. As of the termination date of the Offering, we sold 8,865,000 units for gross receipts of $295,500. The Company issued 8,865,000 shares of its common stock and Series C Warrants to purchase up to 4,432,500 shares of common stock at an exercise price of $0.16 per share to the investors having subscribed for the units. The portion of the proceeds allocated to common stock and warrants was $194,460 and $101,040, respectively, and was determined using the Black-Scholes model as described below.

On December 15, 2011, we completed a subscription agreement for the sale of 1,500,000 shares of common stock at $0.033 per share for total proceeds of $50,000. This offering was exempt from registration pursuant to the provisions of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") and Regulation D as promulgated by the SEC under the 1933 Act.

Warrants

As part of the private placement discussed above, BluFlow issued a total of 4,582,500 Series C Common Stock Purchase Warrants. On December 29, 2011, the date of the merger, Ceres Ventures had warrants outstanding to purchase 400,000 shares of common stock at an exercise price of $1.50 per share. The Ceres Ventures' warrants expire on May 19, 2012.

The table below summarizes the Company's warrant activities through December 31, 2011:

	Number of Warrants	Weighted Average Exercise Price per Share
Outstanding at December 31, 2009	-	$-
Granted	150,000	$0.16
Outstanding at December 31, 2010	150,000	$0.16
Granted	4,432,500	$0.16
Effect of reverse merger	400,000	$1.50
Outstanding at December 31, 2011	4,982,500	$0.27

The Company estimated the fair value of the warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Series C Warrants
Number of warrants issued	4,582,500
Exercise price	$0.16
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.60%
Expected term (in years)	1.8
Expected volatility (*)	152.86%
Dividend per share	$0
Expiration date	December 31, 2012

* As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two (2) comparable public companies listed on NYSE Amex or NASDAQ Capital Market engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

SHARED BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SHARED BASED COMPENSATION [Abstract]
SHARED BASED COMPENSATION

NOTE 7. SHARED BASED COMPENSATION

On December 29, 2011, the Company approved the 2011 Long-Term Stock Incentive Plan (the "2011 Plan"), pursuant to which the Board is authorized to grant up to 10,000,000 shares of the Company's common stock, which have been reserved for issuance. The 2011 Plan has not yet been approved by the Company's stockholders.

In accordance with the 2011 Plan, shares issued may be either authorized but unissued shares, treasury shares or any combination of these shares. Additionally, the 2011 Plan permits the reuse or reissuance of shares of common stock which were canceled, expired, forfeited or, in the case of stock appreciation rights ("SARs"), paid out in the form of cash. Awards include non-qualified and incentive stock options, stock appreciation rights, restricted stock, other stock-based awards, and performance-based compensation awards, any or all of which may be subject to time-based or performance-based vesting requirements. The compensation committee has the discretionary authority to determine the type, vesting requirements, and size of an award with a maximum of 2,000,000 shares to be granted to any participate in any plan year. As of June 30, 2012, 9,505,000 shares remain available for issuance pursuant to the 2011 Plan.

The table below summarizes the Company's stock option activities through June 30, 2012:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	360,000	$0.083
Granted	-
Exercised	-
Cancelled or expired	-
Outstanding at June 30, 2012	360,000	$0.083	9.27	$2,400
Exercisable at June 30, 2012	120,000	$0.083	9.27	$2,400

The Company recorded $709 ($nil) and $1,096 ($nil) in stock option compensation expense for the three and six month period ended June 30, 2012 and 2011, respectively, as research and development expenses. An estimated $1,708 will be expensed over the remaining vesting period of 1 year.

Restricted Stock

The table below summarizes the Company's restricted stock activities through June 30, 2012:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	270,000	$0.033
Granted	-
Vested	(135,000)
Cancelled or expired	-
Nonvested at June 30, 2012	135,000	$0.033

The Company recorded $1,140 ($6,466) and $2,622 and ($6,466) in restricted stock compensation expense for the three and six month periods ended June 30, 2012 and 2011, respectively. An estimated $6,776 will be expensed over the remaining vesting period of .95 years.

NOTE 10. SHARED BASED COMPENSATION

As of December 31, 2011, we had share-based compensation, which includes both stock options and restricted stock awarded to employees, directors and consultants that were either performance related or granted upon initial employment.

Incentive Plan

On December 29, 2011, the Company approved the 2011 Long Term Stock Incentive Plan (the "2011 Plan"), pursuant to which the Board is authorized to grant up to 10,000,000 shares of the Company's common stock, which have been reserved for issuance. The 2011 Plan has not yet been approved by the Company's stockholders.

In accordance with the 2011 Plan, shares issued may be either authorized but unissued shares, treasury shares or any combination of these shares. Additionally, the 2011 Plan permits the reuse or reissuance of shares of common stock which were canceled, expired, forfeited or, in the case of stock appreciation rights ("SARs"), paid out in the form of cash. Awards include non-qualified and incentive stock options, stock appreciation rights, restricted stock, other stock-based awards, and performance-based compensation awards, any or all of which may be subject to time-based or performance-based vesting requirements. The compensation committee has the discretionary authority to determine the type, vesting requirements, and size of an award with a maximum of 2,000,000 shares to be granted to any participate in any plan year. As of December 31, 2011, 9,370,000 shares remain available for issuance pursuant to the 2011 Plan.

Stock Options

On June 10, 2011, the Company granted options to purchase 180,000 shares of the Company's common stock to each of two individuals at an exercise price of $0.033 per share. On June 10, 2011, the Company granted options to purchase 180,000 shares of the Company's common stock to each of three (3) individuals at an exercise price of $0.037 per share. The options granted on June 10, 2011 vest as follows: one-third vested on grant date, one-third vesting one year from grant date, and the final one-third vesting two years from grant date.

On November 10, 2011, in connection with the resignation of one of the Company's directors, Arturo Keller, management canceled 180,000 stock options granted to him on June 10, 2011 in accordance with the Long Term Incentive Plan, and awarded him 150,000 shares of restricted common stock. The fair value of the options exchanged, calculated using the Black-Scholes valuation model, was $3,370 immediately prior to the exchange and the fair value of the new awards was calculated at $5,000. Therefore, the $1,630 incremental value of the new award over the exchanged options and the $2,184 of unrecognized compensation expense for the original award, or $3,814, was recognized immediately.

On November 14, 2011, the Company entered into option exchange agreements with three of the five individuals granted stock options on June 10, 2011 whereby the stock options were exchanged for a lesser number of shares of restricted common stock. The restricted stock was granted with the same vesting terms as the stock options which is one-third vesting on grant date, one-third vesting one year from grant date, and the final one-third vesting two years from grant date. As a result of this agreement, 540,000 stock options were cancelled and 405,000 shares of restricted common stock were issued with a vesting schedule as follows: one-third vesting immediately, one-third vesting on each June 10, 2012 and 2013.

The fair value of the options exchanged, calculated using the Black-Scholes valuation model, was $10,230 immediately prior to the exchange and the fair value of the new awards was calculated at $13,500. Therefore, the $3,270 incremental value of the new awards over the exchanged options and the $6,895 of unrecognized compensation expense for the original award, or $10,165, will be amortized on a straight line basis, over the remaining vesting period.

On November 14, 2011, the stock options for the fifth individual issued stock on June 10, 2011 were cancelled. As no replacement award was granted, all remaining unamortized compensation expense was recognized immediately in the amount of $2,623.

The table below summarizes the Company's stock option activities through December 31, 2011:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	-
Granted	1,260,000	$0.050		$-
Exercised	-
Cancelled or expired	(900,000)
Outstanding at December 31, 2011	360,000	$0.083	9.52	$-

Exercisable at December 31, 2011	120,000	$0.083	9.52	$-

The Company estimated the fair value of the stock options on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Stock Options
	Granted 6/10/2011	Granted 7/7/2011
Weighted average fair value of awards	$0.077	$0.027
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.41%	0.18%
Expected term (in years)	2.0	.25 - 1.82
Expected volatility (*)	171.05%	139.57%
Dividend per share	$0	$0

* As a newly formed nonpublic entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two (2) comparable public companies listed on NYSE Amex or NASDAQ Capital Market engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

We recorded $399 and $nil in stock option compensation expense for the years ended December 31, 2011, and 2010, respectively, in research and development expenses. An estimated $2,804 will be expensed over the remaining vesting period of 1 year.

Restricted Stock

The table below summarizes the Company's restricted stock activities through December 31, 2011:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	-
Granted	555,000	$0.033
Vested	(285,000)	0.033
Cancelled or expired	-
Nonvested at December 31, 2011	270,000	$0.033

We recorded $17,710 and $nil in restricted stock compensation expense for the years ended December 31, 2011, and for the period from October 14, 2010 (inception) through December 31, 2010, respectively. An estimated $9,399 will be expensed over the remaining vesting period of 1.44 years.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

The Company was provided legal services by a law firm of which one of the Company's directors and major shareholders is a managing partner. The Company recorded $24,000 ($70,637) and $48,000 ($112,100) for these services for the three and six month periods ended June 30, 2012 and 2011, respectively.

On June 30, 2012, the Company entered into a debt restructuring agreement (the "S&C Restructuring Agreement") with Sierchio & Company, LLP ("S&C"), to restructure the $225,688 owed to S&C for legal services rendered to the Company from inception through June 30, 2012, and issued a convertible promissory note in the amount of $225,688 to S&C (the "S&C Convertible Note"). The S&C Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the S&C Convertible Note, December 31, 2013. For further details see "Note 5 - Convertible Promissory Notes".

On June 30, 2012, the Company entered into a debt restructuring agreement (the "Strategic Restructuring Agreement") with Strategic Edge, LLC ("Strategic"), to restructure the $145,000 owed to Strategic for consulting services rendered to the Company from January 1, 2011 through June 30, 2012, and issued a convertible promissory note in the amount of $145,000 to Strategic (the "Strategic Convertible Note"). The Strategic Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the Strategic Convertible Note, December 31, 2013. For further details see "Note 5 - Convertible Promissory Notes".

NOTE 11. RELATED PARTY TRANSACTIONS

Legal Services

The Company was provided legal services by a company owned by a director. The Company recorded $160,100 and $43,925 for these services for the year ended December 31, 2011 and the period from October 14, 2010 (inception) through December 31, 2010, respectively.

Office Space

The Company has been provided office space at no cost by an entity under common control of a director of the Company, which holds a formal lease to the premises. No formal lease exists with the Company and the director may choose to cease providing the Company with office space at any time. The management determined that such cost is nominal and did not recognize rent expense in its financial statements.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 12. COMMITMENTS

Consulting Agreements

On January 1, 2011, the Company entered into an At-Will Consulting Agreement with its President and Chief executive officer which requires that he be paid an annual salary of $100,000. On July 1, 2011, the annual salary to be paid was amended to $120,000. The agreement is at will and can be terminated by either party, at any time, with or without cause, by providing written notice. The officer has the right, but is not obligated, to convert all compensation owed into the Company's common stock at a price of $0.01 per share, adjusted for any increase or decrease in the number of issued shares of stock of the Company resulting from a stock split, stock dividend combination, subdivision or reclassification of shares. On June 10, 2011, the officer was granted options to purchase 180,000 shares of the Company's common stock at $0.033 per share, with 60,000 options vesting immediately, 60,000 vesting on the one year anniversary and 60,000 vesting on the 2 year anniversary. On November 14, 2011, the 180,000 stock options were exchanged for 135,000 shares of restricted common stock with the same vesting schedule.

On June 9, 2011, the Company entered into an At-Will Consulting Agreement with its chief financial officer which requires that she be paid on a monthly basis of $1,500 per month. One third of this monthly fee is to be deferred without accruing interest until the Company shall effect one or more financing transactions from which the Company receives net proceeds of not less than $500,000. The officer was granted, at signing, options to purchase 180,000 shares of the Company's common stock at $0.033 per share, with 60,000 options vesting at signing, 60,000 vesting on the one year anniversary and 60,000 vesting on the 2 year anniversary. On November 14, 2011, the 180,000 stock options were exchanged for 135,000 shares of restricted common stock with the same vesting schedule. The agreement is at will and can be terminated by either party, at any time, with or without cause, by providing written notice.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

Note 13 - INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets at December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$7,254,627	$17,290
Capitalized research and development	328,447	-
Stock based compensation	6,157	-
Accrued interest	136,454	-
Research and development credit carry forward	63,738	-
Other	85	-
Total deferred tax assets	7,789,508	17,290

Less: valuation allowance	(7,789,508)	(17,290)
Net deferred tax asset	$-	$-

The deferred tax asset increased during 2011 due to the assumption of the deferred tax asset from Ceres Ventures as part of the reverse merger effective December 29, 2011. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at December 31, 2011 available to offset future federal taxable income, if any, of $21,337,138, which will fully expire by the fiscal year ended December 31, 2031. Accordingly, there is no current tax expense for the years ended December 31, 2011 and 2010. In addition, the Company has research and development tax credit carry forwards of $63,738 at December 31, 2011, which are available to offset federal income taxes and begin to expire during the year ending December 31, 2026.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock and the reverse merger.

The effects of state income taxes were insignificant for the years ended December 31, 2011 and 2010.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended December 31, 2011 and 2010:

The fiscal years 2008 through 201 remain open to examination by federal authorities and other jurisdictions of which the Company operates.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended December 31, 2011 and 2010:

		For the Period from
		October 14, 2010
	Year Ended	(Inception) through
	December 31,	December 31,
	2011	2010

Income tax benefit at statutory rate	$194,344	$17,290
Non-deductible fund raising costs	(5,848)	-
Non-deductible meals and entertainment	(1,490)	-
Change in valuation allowance	(187,006)	(17,290)
	$-	$-

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet through the date when the financial statements were issued for possible adjustment to the financial statements or disclosures. Management of the Company determined that there were no reportable subsequent events to be disclosed.

NOTE 14. SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet through the date when the financial statements were issued for possible adjustment to the financial statements or disclosures. Management of the Company determined that there were certain reportable subsequent events to be disclosed as follows:

·	On February 1, 2012, Mr. Amit S. Dang resigned as a member of the Company's Board of Directors.
·	On February 13, 2012, the Company began offering for sale units of its securities on a best efforts basis no with minimum at a price of $0.20 per unit. Each unit consists of: (i) one share of its common stock, $0.00001 par value per share; and (ii) one-half of one Series D Stock Purchase Warrant. Each full Series D Warrant entitles the holder to purchase one additional share of our common stock at a price of $0.30 for a period commencing on the date of issuance and terminating on December 31, 2013.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and do not include all information and disclosures required by generally accepted accounting principles ("GAAP") in the United States ("U.S."), and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Therefore, this information should be read in conjunction with Ceres Ventures, Inc. financial statements and notes contained in its 2011 Annual Report on Form 10-K. The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of intercompany accounts and transactions. The information furnished herein reflects all adjustment that are, in the opinion of management, necessary for the fair statement of the results for the interim periods reported. All such adjustments are, in the opinion of management, of a normal recurring nature. Operating results for the six month period ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Applicable Accounting Guidance

Applicable Accounting Guidance

Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative non-governmental United States GAAP as found in the Financial Accounting Standards Board's ("FASB") Accounting Standards Codification ("ASC").

Going Concern

Going Concern

As of June 30, 2012, the Company had cash of $28,520. The Company is a development stage company and does not currently have any commercial products and there is no assurance that it will successfully be able to design, develop, manufacture, or sell any commercial products in the future. The Company has not generated any revenue since inception. The Company had a working capital deficit of $206,616, reported an accumulated deficit of $811,543 as of June 30, 2012, and does not have positive cash flows from operating activities.

During the six month period ended June 30, 2012, the Company raised $67,000 from the sale of its equity securities. The Company is seeking additional financing but has no commitments to obtain any such financing, and there can be no assurance that financing will be available in amounts or on terms acceptable to the Company, if at all. If adequate funds are not available on reasonable terms or at all, it would result in a material adverse effect on the Company's business, operating results, financial condition and prospects. In particular, the Company may be required to delay, reduce the scope of or terminate its research programs, and/or sell rights to its BluFlowTM Treatment System, BluFlowTM Nanoparticles or BluFlowTM AUT.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon the Company obtaining necessary financing to fund ongoing operations. These consolidated financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying consolidated financial statements.

Development Stage Company

Development Stage Company

The Company is a development stage company. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception have been considered as part of the Company's development stage activities.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period.

The Company's significant estimates and assumptions include the fair value of financial instruments; the carrying value, recoverability and impairment, if any, of long-lived assets, including the values assigned to and the estimated useful lives of intangible assets; income tax rate, income tax provision, deferred tax assets and the valuation allowance of deferred tax assets; and the assumption that the Company is a going concern. Those significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to those estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly reviews its estimates utilizing currently available information, changes in facts and circumstances, their experience and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from these estimates.

Fair Value

Fair Value

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities. The Company has no assets or liabilities valued with Level 1 inputs.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of cash, accounts payable, accrued interest, accrued payroll liabilities, approximate their fair value because of the short-term nature of these instruments and their liquidity. Due to conversion features and other terms, it is not practical to estimate the fair value of notes payable and convertible notes payable. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Cash Equivalents

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. As of June 30, 2012 and December 31, 2011, the Company had no cash equivalents.

Intangible Assets

Intangible Assets

Intangible assets include license agreements and related patent costs. The Company has entered into a license agreement whereby it has been assigned the exclusive rights to certain licensed materials used in its products. The Company capitalizes the rights to the licensed materials and amortizes such costs over their estimated useful life which is consistent with the life of the patents underlying the license agreements.

As of June 30, 2012, the Company had $64,551 of intangible assets on the Consolidated Balance Sheet representing the costs for a license agreement, patent usage rights and patent filing costs. These costs were not subject to amortization as the patents are pending.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Intangible assets are evaluated and reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company recognizes impairment of long-lived assets in the event the carrying amount exceeds the fair value of the assets.

An impairment loss is recognized equal to the amount to that excess. Such analyses necessarily involve significant judgment.

The Company determined there was no impairment of long-lived assets for the period ended June 30, 2012, and the year ended December 31, 2011.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense when incurred. Research and development includes costs such as contracted research and license agreement fees with no alternative future use, supplies and materials, salaries and employee benefits, equipment depreciation, allocation of various corporate costs, and amortization of intangible assets.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk free interest rates.

Loss Per Share

Loss Per Share

The computation of basic net income (loss) per common share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net income (loss) per common share is based on the weighted average number of shares used in the basic net income (loss) per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. See "Note 2. Loss Per Share" for further discussion.

Income Taxes

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized.

The Company recognizes income taxes on an accrual basis based on tax positions taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense. Since our inception, no such interest or penalties have been incurred.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
LOSS PER SHARE [Abstract]
Schedule of Loss Per Share

	For the Three Months Ended		For the Six Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Numerator - net loss	$(90,132)	$(160,587)	$(189,087)	$(282,278)

Denominator for basic loss per share - weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475
Dilutive effective of common equivalent shares	-	-	-	-
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	85,064,909	71,309,351	85,048,233	66,544,475

Net loss per share
Basic	$(0.00)	$(0.00)	$(0.00)	$(0.00)
Diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)

STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Warrants

	Series C Warrants	Series D Warrants	Series E Warrants
Number of warrants issued	4,582,500	167,500	2,000,000
Exercise price	$0.16	$0.30	$0.10
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.60%	0.23%	0.72%
Expected term (in years)	1.8	1.6	4.5
Expected volatility (*)	152.86%	267.38%	216.50%
Dividend per share	$0	$0	$0
Expiration date	December 31, 2012	December 31, 2013	December 31, 2016

* As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two comparable public companies listed on OTC Markets Group Inc. QB tier engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

	Number of Warrants	Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	4,982,500	$0.27
Expired	(400,000)	$1.50
Granted	2,167,500	$0.12
Outstanding at June 30, 2012	6,750,000	$0.15

SHARED BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Stock Activity

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	270,000	$0.033
Granted	-
Vested	(135,000)
Cancelled or expired	-
Nonvested at June 30, 2012	135,000	$0.033

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	360,000	$0.083
Granted	-
Exercised	-
Cancelled or expired	-
Outstanding at June 30, 2012	360,000	$0.083	9.27	$2,400
Exercisable at June 30, 2012	120,000	$0.083	9.27	$2,400

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 13, 2010
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Reverse stock split, conversion ratio			50
Cash	$ 127,000	$ 28,520	$ 28,520	$ 215,838	$ 113,937	$ 113,937	$ 28,520
Working capital deficit		(206,616)	(206,616)				(206,616)
Deficit accumulated during the development stage	(50,855)	(811,543)	(811,543)		(622,456)	(622,456)	(811,543)
Proceeds from sale of equity securities	30,000	67,000	67,000	295,500	246,500	276,500	343,500
Intangible assets	$ 14,000	$ 64,551	$ 64,551		$ 51,054	$ 51,054	$ 64,551

LOSS PER SHARE (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator - net loss	$ (90,132)	$ (160,587)	$ (50,855)	$ (189,087)	$ (282,278)	$ (571,601)	$ (622,456)	$ (811,543)
Denominator for basic loss per share - weighted average shares outstanding	85,064,909	71,309,351		85,048,233	66,544,475
Dilutive effective of common equivalent shares
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	85,064,909	71,309,351		85,048,233	66,544,475
Net loss per share
Basic	$ 0	$ 0		$ 0	$ 0
Diluted	$ 0	$ 0		$ 0	$ 0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	360,000	360,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	6,750,000	6,750,000		4,582,500	4,582,500
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	3,815,909	3,815,909

CONVERTIBLE NOTE PAYABLE (Details) (USD $)	6 Months Ended		21 Months Ended			0 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Sidhu Convertible Note [Member] Convertible Debt [Member]	May 20, 2011 Sidhu Convertible Note [Member] Convertible Debt [Member]	Jun. 30, 2012 Sidhu Convertible Note [Member] Convertible Debt [Member]	Jun. 30, 2012 Sidhu Convertible Note [Member] Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from convertible note payable							$ 100,000
Convertible note payable, interest rate								8.50%	8.50%
Convertible note, conversion price per share								$ 0.5	$ 0.5
Convertible note, interest rate in the event of default								10.00%	10.00%
Convertible note, stated principal amount of first and second payment									50,000
Convertible note, payment made	50,000		50,000			53,086
Convertible note payable	50,000		50,000	100,000
Accrued interest on convertible note payable	4,518		4,518	5,240
Convertible note, interest expense								$ 1,059	$ 2,363

CONVERTIBLE PROMISSORY NOTES (S and C Convertible Note)(Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Debt Instrument [Line Items]
Interest expense	$ 1,270	$ 247	$ 189	$ 2,833	$ 487	$ 1,068	$ 1,257	$ 4,090
Amortization of debt discount				77				77
Convertible Promissory Notes [Member] | Sierchio and Company Limited Liability Partner [Member]
Debt Instrument [Line Items]
Legal services payable restructured to convertible note	225,688			225,688				225,688
Convertible note issued, amount	225,688			225,688				225,688
Convertible note payable, interest rate	4.00%			4.00%				4.00%
Convertible note, conversion price per share	$ 0.1			$ 0.1				$ 0.1
Convertible note, interest rate in event of default				10.00%
Note issued amount, allocated to convertible note	157,422			157,422				157,422
Convertible note, beneficial conversion feature				68,266
Note discount amortization period				18 months
Interest expense	17
Amortization of debt discount	42
Convertible note, remaining debt discount	136,490			136,490				136,490
Convertible Promissory Notes [Member] | Sierchio and Company Limited Liability Partner [Member] | Series E Warrants [Member]
Debt Instrument [Line Items]
Number of warrants issued				1,000,000
Exercise price	0.1			0.1				0.1
Estimated fair value warrants	97,869			97,869				97,869
Fair value assumptions, common stock market price	$ 0.1			$ 0.1				$ 0.1
Expected volatility				216.50%
Risk-free interest rate				0.72%
Fair value assumptions, expected dividend rate				0.00%
Expected term (in years)				4.5
Note issued amount, allocated to warrant	$ 68,266			$ 68,266				$ 68,266

CONVERTIBLE PROMISSORY NOTES (Strategic Convertible Note)(Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Debt Instrument [Line Items]
Interest expense	$ 1,270	$ 247	$ 189	$ 2,833	$ 487	$ 1,068	$ 1,257	$ 4,090
Amortization of debt discount				77				77
Convertible Promissory Notes [Member] | Strategic Edge Limited Liability Company [Member]
Debt Instrument [Line Items]
Convertible note issued, amount	145,000			145,000				145,000
Consulting services payable restructured to convertible note	145,000			145,000				145,000
Convertible note payable, interest rate	4.00%			4.00%				4.00%
Convertible note, conversion price per share	$ 0.1			$ 0.1				$ 0.1
Convertible note, interest rate in event of default				10.00%
Note issued amount, allocated to convertible note	86,569			86,569				86,569
Convertible note, beneficial conversion feature				58,431
Note discount amortization period				18 months
Interest expense	9
Amortization of debt discount	35
Convertible note, remaining debt discount	116,981			116,981				116,981
Convertible Promissory Notes [Member] | Strategic Edge Limited Liability Company [Member] | Series E Warrants [Member]
Debt Instrument [Line Items]
Number of warrants issued				1,000,000
Exercise price	0.1			0.1				0.1
Estimated fair value warrants	97,869			97,869				97,869
Fair value assumptions, common stock market price	$ 0.1			$ 0.1				$ 0.1
Expected volatility				216.50%
Risk-free interest rate				0.72%
Fair value assumptions, expected dividend rate				0.00%
Expected term (in years)				4.5
Note issued amount, allocated to warrant	$ 58,431			$ 58,431				$ 58,431

STOCKHOLDERS' DEFICIT (Narrative)(Details) (USD $)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
STOCKHOLDERS' DEFICIT [Abstract]
Units issued, price per unit		$ 0.2
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Number of additional shares of common stock each warrant entitles holder to purchase		1	1				1
Proceeds from issuance of common stock and warrants	$ 30,000	$ 67,000	$ 67,000	$ 295,500	$ 246,500	$ 276,500	$ 343,500
Common stock, shares issued		335,000
Series E Warrants [Member] | Strategic Edge Limited Liability Company [Member] | Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.1	0.1				0.1
Number of warrants issued			1,000,000
Series E Warrants [Member] | Sierchio And Company Limited Liability Partner [Member] | Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.1	0.1				0.1
Number of warrants issued			1,000,000
Common Stock [Member]
STOCKHOLDERS' DEFICIT [Abstract]
Common stock, shares issued	60,000,000
Class of Warrant or Right [Line Items]
Number of units issued			335,000
Proceeds allocated to common stock			0
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of securites called by warrant					400,000	400,000
Exercise price					1.5	1.5
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.16	0.16				0.16
Number of warrants issued		4,582,500	4,582,500				4,582,500
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price		0.3	0.3				0.3
Proceeds allocated to common stock			$ 0
Number of warrants issued		167,500	167,500				167,500

STOCKHOLDERS' DEFICIT (Fair Value Assumptions)(Details) (USD $)	6 Months Ended
	Jun. 30, 2012
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	4,582,500
Exercise price	0.16
Risk-free interest rate	0.60%
Expected term (in years)	1.8
Expected volatility	152.86%	[1]
Dividend per share	$ 0
Expiration date	Dec 31, 2012
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	167,500
Exercise price	0.3
Risk-free interest rate	0.23%
Expected term (in years)	1.6
Expected volatility	267.38%	[1]
Dividend per share	$ 0
Expiration date	Dec 31, 2013
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,000,000
Exercise price	0.1
Risk-free interest rate	0.72%
Expected term (in years)	4.5
Expected volatility	216.50%	[1]
Dividend per share	$ 0
Expiration date	Dec 31, 2016

[1]	As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two comparable public companies listed on OTC Markets Group Inc. QB tier engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

STOCKHOLDERS' DEFICIT (Summary of Warrant Activity)(Details) (Warrants [Member], USD $)	6 Months Ended
Jun. 30, 2012
Warrants [Member]
Number of Warrants
Outstanding at December 31, 2011	4,982,500
Expired	(400,000)
Granted	2,167,500
Outstanding at June 30, 2012	6,750,000
Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	$ 0.27
Expired	$ 1.5
Granted	$ 0.12
Outstanding at June 30, 2012	$ 0.15

SHARED BASED COMPENSATION (Narrative)(Details) (USD $)	6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Research and Development Expense [Member] Stock Options [Member]	Jun. 30, 2011 Research and Development Expense [Member] Stock Options [Member]	Jun. 30, 2012 Research and Development Expense [Member] Stock Options [Member]	Dec. 31, 2011 Research and Development Expense [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, authorized shares of common stock		10,000,000
Maximum shares authorized per participant	2,000,000
Shares available for grant	9,505,000
Share based compensation expense			$ 1,140	$ 2,622	$ 6,466	$ 6,466	$ 709	$ 1,096
Share base compensation, estimated cost to be expensed over remaining vesting period	$ 8,484		$ 6,776		$ 6,776		$ 1,708		$ 1,708
Share base compensation estimated cost to be expensed, remaining vesting period	1 year
Share base compensation estimated cost to be expensed, remaining vesting period (years)	0.95

SHARED BASED COMPENSATION (Summary of Stock Option Activity)(Details) (Stock Options [Member], USD $)	6 Months Ended
Jun. 30, 2012
Stock Options [Member]
Number of Options
Outstanding at December 31, 2011	360,000
Granted
Exercised
Cancelled or expired
Outstanding at June 30, 2012	360,000
Exercisable at June 30, 2012	120,000
Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	$ 0.083
Outstanding at June 30, 2012	$ 0.083
Exercisable at June 30, 2012	$ 0.083
Weighted Average Remaining Contractual Life
Outstanding at June 30, 2012	9 years 3 months 7 days
Exercisable at June 30, 2012	9 years 3 months 7 days
Aggregate Intrinsic Value
Outstanding at June 30, 2012	$ 2,400
Exercisable at June 30, 2012	$ 2,400

SHARED BASED COMPENSATION (Summary of Restricted Stock Activity)(Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number of Restricted Shares
Nonvested, Beginning Balance	270,000
Granted
Vested	(135,000)
Cancelled or expired
Nonvested, Ending Balance	135,000
Weighted Average Grant Date Fair Value
Beginning Balance	$ 0.033
Ending Balance	$ 0.033

RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Sierchio And Company Limited Liability Partner [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Legal services payable restructured to convertible note	$ 225,688		$ 225,688
Convertible note issued, amount	225,688		225,688
Convertible note payable, interest rate	4.00%		4.00%
Strategic Edge Limited Liability Company [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Convertible note issued, amount	145,000		145,000
Convertible note payable, interest rate	4.00%		4.00%
Consulting services payable restructured to convertible note	145,000		145,000
Related Parties [Member]
Related Party Transaction [Line Items]
Legal services provided by a company owned by a director	$ 24,000	$ 70,637	$ 48,000	$ 112,100